UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment             (  X ) Amendment Number: 1
This Amendment (Check only one.):   (  X ) is a restatement
                                    (    ) adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                  FBR Capital Markets PT, Inc
Address:               1001 Nineteenth Street North
                       Arlington, VA  22209

13F File Number: 28-14017

The Institutional Investment Manager filing this report and the person by whom it is Signed hereby represent that the person signing the report is authorized to submit it, That all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           Robert J. Kiernan
Title:          Sr. Vice President & Chief Accounting Officer
Phone:          703-312-9500

Signature, Place, and Date of Signing:

/s/ Robert J. Kiernan

Robert J. Kiernan  Arlington, VA         February 25, 2011

Report Type (Check only one.):

(   )    13F HOLDINGS REPORT
( X )    13F NOTICE.
(   )    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

028-13581      FBR Capital Markets Corporation